Significant Accounting Policies (Details) - Schedule of depreciation is calculated by using the straight-line method over the estimated useful lives	12 Months Ended
Dec. 31, 2023
Customer Relationships [Member]
Significant Accounting Policies (Details) - Schedule of depreciation is calculated by using the straight-line method over the estimated useful lives [Line Items]
Depreciation, percentage	8.80%
Noncompete Agreements [Member]
Significant Accounting Policies (Details) - Schedule of depreciation is calculated by using the straight-line method over the estimated useful lives [Line Items]
Depreciation, percentage	4.00%
Distribution Rights [Member]
Significant Accounting Policies (Details) - Schedule of depreciation is calculated by using the straight-line method over the estimated useful lives [Line Items]
Depreciation, percentage	8.80%